Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	₩ 139,842	₩ 108,347
Accumulated other comprehensive income (loss) as of disposal date	(3,649)	32,301
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	8,054	36,877
Accumulated other comprehensive income (loss) as of disposal date	(5,586)	36,739
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	0	0
Accumulated other comprehensive income (loss) as of disposal date	0	(758)
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	131,788	71,470
Accumulated other comprehensive income (loss) as of disposal date	₩ 1,937	₩ (3,680)